Corporate information (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	May 05, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Aggregate consideration			R$ 99,399	R$ 1,234,460
Subsidiaries [member]
IfrsStatementLineItems [Line Items]
Aggregate consideration			R$ 67,381	R$ 842,197
Bertelsmann [Member]
IfrsStatementLineItems [Line Items]
Own percentage		57.50%	33.00%
Voting interest		31.00%	18.00%
Bertelsmann [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Acquired shares	6,000,000